Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Cost:
Beginning Balance		$ 208	$ 201	$ 201		$ 191
Purchases during the year		4	7	7		10	$ 42
Sale of fixed assets	[1]
Ending Balance				208		201	191
Accumulated depreciation:
Beginning Balance		180	161	161		143
Depreciation during the year				19		18
Sale of fixed assets	[1]
Ending Balance				180		161	143
Depreciated cost		24		28		40
Laboratory equipment [Member]
Cost:
Beginning Balance		22	22	22		21
Purchases during the year						1
Sale of fixed assets
Ending Balance				22		22	21
Accumulated depreciation:
Beginning Balance		14	10	10		7
Depreciation during the year				4		3
Sale of fixed assets
Ending Balance				14		10	7
Depreciated cost				8		12
Computers, office furniture and equipment [Member]
Cost:
Beginning Balance		180	173	173		164
Purchases during the year				7		9
Sale of fixed assets	[1]
Ending Balance				180		173	164
Accumulated depreciation:
Beginning Balance		161	146	146		132
Depreciation during the year				15		14
Sale of fixed assets	[1]
Ending Balance				161		146	132
Depreciated cost				19		27
Leasehold improvements [Member]
Cost:
Beginning Balance		6	6	6		6
Purchases during the year
Sale of fixed assets
Ending Balance				6		6	6
Accumulated depreciation:
Beginning Balance		$ 5	$ 5	5		4
Depreciation during the year					[1]	1
Sale of fixed assets
Ending Balance				5		5	$ 4
Depreciated cost				$ 1		$ 1

[1]	Represents an amount less than USD 1.